Derivative financial instruments - Disclosure of total derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	£ 64,625,859	£ 52,342,870
Derivative assets	256,111	302,976
Derivative liabilities	(249,880)	(289,206)
At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	255,219	302,665
Derivative assets held for held for risk management	892	311
Derivative assets	256,111	302,976
Derivative liabilities held for trading	(249,380)	(288,398)
Derivative liabilities held for risk management	(500)	(808)
Derivative liabilities	(249,880)	(289,206)
Held for risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	212,817	178,628
Held for risk management | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	892	311
Derivative liabilities held for risk management	(500)	(808)
Held for trading
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	64,413,042	52,164,242
Held for trading | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	255,219	302,665
Derivative liabilities held for trading	£ (249,380)	£ (288,398)